Decommissioning and Other Provisions - Summary of Decommissioning and Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of changes in other provisions [abstract]
Current beginning balance	$ 3,659	$ 3,465
Impact of IFRS 16			$ (318)
Non-current beginning balance	21,533	24,966
Impact of IFRS 16			(347)
Decommissioning and other provision beginning balance	25,192	28,431
Additions	2,264	2,410
Amounts charged against provisions	(2,102)	(2,300)
Accretion expense	716	852
Disposals	(1,260)	(1,858)
Remeasurements and other movements	316	(1,731)
Currency translation differences	149	(612)
Change in decommissioning and other provisions	83	(3,239)
Current ending balance	2,811	3,659
Non-current ending balance	21,799	21,533
Decommissioning and other provision ending balance	24,610	25,192
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Current beginning balance	876	817
Impact of IFRS 16			0
Non-current beginning balance	17,057	19,767
Impact of IFRS 16			0
Decommissioning and other provision beginning balance	17,933	20,584
Additions	625	418
Amounts charged against provisions	(797)	(497)
Accretion expense	644	755
Disposals	(1,238)	(1,781)
Remeasurements and other movements	1,696	(1,065)
Currency translation differences	156	(481)
Change in decommissioning and other provisions	1,086	(2,651)
Current ending balance	755	876
Non-current ending balance	18,264	17,057
Decommissioning and other provision ending balance	19,019	17,933
Legal
Reconciliation of changes in other provisions [abstract]
Current beginning balance	213	423
Impact of IFRS 16			0
Non-current beginning balance	1,247	1,095
Impact of IFRS 16			0
Decommissioning and other provision beginning balance	1,460	1,518
Additions	585	196
Amounts charged against provisions	(216)	(200)
Accretion expense	28	17
Disposals	0	(14)
Remeasurements and other movements	(45)	(47)
Currency translation differences	(1)	(10)
Change in decommissioning and other provisions	351	(58)
Current ending balance	626	213
Non-current ending balance	1,185	1,247
Decommissioning and other provision ending balance	1,811	1,460
Environmental
Reconciliation of changes in other provisions [abstract]
Current beginning balance	264	287
Impact of IFRS 16			0
Non-current beginning balance	1,074	1,218
Impact of IFRS 16			0
Decommissioning and other provision beginning balance	1,338	1,505
Additions	229	191
Amounts charged against provisions	(223)	(212)
Accretion expense	16	17
Disposals	(8)	(11)
Remeasurements and other movements	(155)	(130)
Currency translation differences	0	(22)
Change in decommissioning and other provisions	(141)	(167)
Current ending balance	263	264
Non-current ending balance	934	1,074
Decommissioning and other provision ending balance	1,197	1,338
Redundancy
Reconciliation of changes in other provisions [abstract]
Current beginning balance	491	758
Impact of IFRS 16			(50)
Non-current beginning balance	468	560
Impact of IFRS 16			(188)
Decommissioning and other provision beginning balance	959	1,318
Additions	290	535
Amounts charged against provisions	(304)	(504)
Accretion expense	3	15
Disposals	0	(3)
Remeasurements and other movements	(192)	(367)
Currency translation differences	(3)	(35)
Change in decommissioning and other provisions	(206)	(359)
Current ending balance	295	491
Non-current ending balance	220	468
Decommissioning and other provision ending balance	515	959
Other
Reconciliation of changes in other provisions [abstract]
Current beginning balance	1,815	1,180
Impact of IFRS 16			(268)
Non-current beginning balance	1,687	2,326
Impact of IFRS 16			$ (159)
Decommissioning and other provision beginning balance	3,502	3,506
Additions	535	1,070
Amounts charged against provisions	(562)	(887)
Accretion expense	25	48
Disposals	(14)	(49)
Remeasurements and other movements	(988)	(122)
Currency translation differences	(3)	(64)
Change in decommissioning and other provisions	(1,007)	(4)
Current ending balance	872	1,815
Non-current ending balance	1,196	1,687
Decommissioning and other provision ending balance	$ 2,068	$ 3,502